MORGAN STANLEY TAX-MANAGED GROWTH FUND
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002

DEAR SHAREHOLDER:

The 12 months ended August 31, 2002 was one of the most challenging periods for U.S. equity markets in decades. Volatility was extremely high, as both value and growth stocks were hit hard by heavy broad-based selling. Further complicating matters was the seemingly never-ending stream of accounting scandals and news of improper conduct by corporate officers. We witnessed the collapse of Enron and WorldCom, the two largest U.S. corporations to file for bankruptcy. Economic news failed to provide much of a positive catalyst as durable goods orders, consumer sentiment and preliminary Gross Domestic Product (GDP) figures for the second quarter of 2002 were weaker than expected. In addition, GDP projections for the first through third quarters of 2001 were revised to show negative growth for each quarter, indicating that last year's recession was longer and deeper than originally had been thought.


PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended August 31, 2002, Morgan Stanley Tax-Managed Growth Fund's Class A, B, C and D shares posted total returns of -21.14 percent, -21.67 percent, -21.82 percent and -20.93 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500 Index) returned -17.98 percent. The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance with that of the S&P 500 Index.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, in-depth fundamental research continues to drive the Fund's investment process, and given the turbulent market environment the sub-advisor emphasized what it believed were high-quality, well-run companies. The sub-advisor continually assessed the portfolio to seek what it believed to be the most appropriate mix of stable- and cyclical-growth stocks. Stable-growth stocks have historically grown at a modest pace in a variety of economic conditions. Conversely, the performance of cyclical-growth stocks has traditionally been strongly tied to economic cycles.

The decision to underweight the portfolio in telecom and utilities stocks had a positive impact on performance. This decision was made because, in the sub-advisor's view, there were no positive catalysts to drive performance within either sector. Given the sharp underperformance of both sectors during the period this proved to be a timely decision. Elsewhere in the portfolio, consumer staples holdings helped performance. In uncertain economic times, consumers often view consumer staples as a relatively safer area in which to invest. Among the Fund's better-performing holdings were Kraft, which returned over 35 percent during the period under review, and Anheuser Busch, which returned more than 25 percent. The sub-advisor liked those companies because they are stable growth companies, and are what the sub-advisor considers the highest quality names in the sector.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002 CONTINUED

General Electric (GE), United Technologies and Tyco were among the largest detractors from the Fund's performance during the period. The sub-advisor believes GE has a strong, albeit complex business. A large part of GE's underperformance came from the massive outflows of cash from large-cap mutual funds, where GE is among the largest positions, and a less-than-smooth reorganization of the company's financial arm. Further, since GE has so many different business units, ranging from finance, power systems and broadcasting to plastics and appliances, its lack of simplicity fed investors' concerns about accounting visibility. The Fund eliminated United Technologies in September 2001 on concerns about the slowdown in air travel, and sold Tyco early in January. Tyco was initially reduced in response to the Enron accounting debacle, and then eliminated when the company announced a breakup plan that, in the sub-advisor's view, negated the investment thesis for keeping it in the portfolio.


LOOKING AHEAD

The sub-advisor remains cautiously optimistic that an economic recovery will materialize, and although there have been some mixed economic data, it does believe the Federal Reserve may initiate another interest-rate reduction in December, which may stimulate the market. As always, the Fund's investment process is driven by in-depth fundamental research, and it continues to focus on investing in companies that the sub-advisor believes have a strong long-term future.

We appreciate your ongoing support of Morgan Stanley Tax-Managed Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ---------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

MORGAN STANLEY TAX-MANAGED GROWTH FUND
ANNUAL HOUSEHOLDING NOTICE o AUGUST 31, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00a.m. to 8:00p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FUND PERFORMANCE o AUGUST 31, 2002

GROWTH OF $10,000
($ in Thousands)

[GRAPHIC OMITTED]

          DATE           CLASS A             CLASS B             CLASS C             CLASS D             S&P 500
-------------------------------------------------------------------------------------------------------------------------
APRIL 26, 2000          $9,475               $10,000             $10,000             $10,000             $10,000
-------------------------------------------------------------------------------------------------------------------------
MAY 31, 2000            $8,982               $ 9,470             $ 9,470             $ 9,480             $ 9,739
-------------------------------------------------------------------------------------------------------------------------
AUGUST 31, 2000         $9,911               $10,440             $10,440             $10,470             $10,432
-------------------------------------------------------------------------------------------------------------------------
NOVEMBER 30, 2000       $7,968               $ 8,370             $ 8,370             $ 8,420             $ 9,064
-------------------------------------------------------------------------------------------------------------------------
FEBRUARY 28, 2001       $7,192               $ 7,530             $ 7,530             $ 7,600             $ 8,571
-------------------------------------------------------------------------------------------------------------------------
MAY 31, 2001            $7,116               $ 7,440             $ 7,440             $ 7,520             $ 8,710
-------------------------------------------------------------------------------------------------------------------------
AUGUST 31, 2001         $6,320               $ 6,600             $ 6,600             $ 6,690             $ 7,888
-------------------------------------------------------------------------------------------------------------------------
NOVEMBER 30, 2001       $6,633               $ 6,920             $ 6,920             $ 7,030             $ 7,957
-------------------------------------------------------------------------------------------------------------------------
FEBRUARY 28, 2002       $6,225               $ 6,480             $ 6,480             $ 6,600             $ 7,757
-------------------------------------------------------------------------------------------------------------------------
MAY 31, 2002            $5,874               $ 6,110             $ 6,130             $ 6,230             $ 7,505
-------------------------------------------------------------------------------------------------------------------------
AUGUST 31, 2002         $4,984(5)            $ 5,015(5)          $ 5,160(5)          $ 5,290(5)          $ 6,470
-------------------------------------------------------------------------------------------------------------------------

                    --- CLASS A           --- CLASS B         --- CLASS C         --- CLASS D         --- S&P 500 (6)
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
---------------------------------------------------------------------
                           CLASS A SHARES*
---------------------------------------------------------------------
1 Year                           (21.14)%(1)         (25.28)%(2)
Since Inception (4/26/00)        (23.95)%(1)         (25.68)%(2)
---------------------------------------------------------------------
                           CLASS B SHARES**
---------------------------------------------------------------------
1 Year                          (21.67)%(1)          (25.58)%(2)
Since Inception (4/26/00)       (24.51)%(1)          (25.48)%(2)
AFTER TAX[+/+]
1 Year                          (25.58)%(2)(3)       (15.71)%(2)(4)
Since Inception (4/26/00)       (25.48)%(2)(3)       (19.50)%(2)(4)
---------------------------------------------------------------------
                           CLASS C SHARES+
---------------------------------------------------------------------
1 Year                           (21.82)%(1)         (22.60)%(2)
Since Inception (4/26/00)        (24.57)%(1)         (24.57)%(2)
---------------------------------------------------------------------
                           CLASS D SHARES++
---------------------------------------------------------------------
1 Year                          (20.93)%(1)
Since Inception (4/26/00)       (23.77)%(1)


------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)   SEC standardized after-tax total return on distributions.

(4) SEC standardized after-tax total return on distributions and sale of fund shares.

(5)   Closing value assuming a complete redemption on August 31, 2002.

(6) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

*     The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

[+/+] Reflects the effects of taxes on returns of Class B shares assuming the highest individual federal marginal tax rate and excluding any state and local taxes.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002

      NUMBER OF
       SHARES                                                      VALUE
--------------------                                       --------------------
                       COMMON STOCKS (95.9%)
                       Aerospace & Defense (2.5%)
   3,700               Alliant Techsystems, Inc.* ......   $   252,414
  15,150               General Dynamics Corp. ..........     1,191,396
  17,600               Raytheon Co. ....................       616,000
                                                           -----------
                                                             2,059,810
                                                           -----------
                       Apparel/Footwear Retail (1.2%)
  36,575               Limited Brands ..................       559,232
  20,400               TJX Companies, Inc. (The) .......       403,512
                                                           -----------
                                                               962,744
                                                           -----------
                       Beverages: Alcoholic (1.4%)
  21,500               Anheuser-Busch Companies,
                       Inc. ............................     1,142,940
                                                           -----------
                       Beverages: Non-Alcoholic (2.3%)
  37,175               Coca-Cola Co. (The) .............     1,895,925
                                                           -----------
                       Biotechnology (2.7%)
  28,345               Amgen Inc.* .....................     1,276,376
   7,275               Celgene Corp.* ..................       126,439
   6,950               Gilead Sciences, Inc.* ..........       222,956
  14,650               IDEC Pharmaceuticals Corp.*......       588,637
                                                           -----------
                                                             2,214,408
                                                           -----------
                       Broadcasting (0.5%)
  18,425               Univision Communications,
                       Inc. (Class A)* .................       429,302
                                                           -----------
                       Computer Communications (2.0%)
   9,550               Brocade Communications
                       Systems, Inc.* ..................       138,188
 106,575               Cisco Systems, Inc.* ............     1,472,866
                                                           -----------
                                                             1,611,054
                                                           -----------
                       Computer Peripherals (0.2%)
  24,175               EMC Corp.* ......................       163,423
                                                           -----------
                       Computer Processing
                       Hardware (2.2%)
  62,375               Dell Computer Corp.* ............     1,660,422
  32,950               Sun Microsystems, Inc.* .........       121,585
                                                           -----------
                                                             1,782,007
                                                           -----------
                       Data Processing Services (2.9%)
   8,400               Affiliated Computer Services,
                       Inc. (Class A)* .................       373,800


      NUMBER OF
       SHARES                                                      VALUE
--------------------                                       --------------------
  9,000                Automatic Data Processing,
                       Inc. ............................   $   339,930
 47,050                Concord EFS, Inc.* ..............       960,290
 20,400                First Data Corp. ................       708,900
                                                           -----------
                                                             2,382,920
                                                           -----------
                       Discount Stores (4.8%)
 12,050                BJ's Wholesale Club, Inc.* ......       295,827
  6,175                Costco Wholesale Corp.* .........       206,307
 37,675                Dollar General Corp. ............       564,372
 14,325                Dollar Tree Stores, Inc.* .......       352,538
 47,625                Wal-Mart Stores, Inc. ...........     2,546,985
                                                           -----------
                                                             3,966,029
                                                           -----------
                       Drugstore Chains (0.9%)
 19,850                Walgreen Co. ....................       689,787
                                                           -----------
                       Electronic Components (0.6%)
 24,070                Jabil Circuit, Inc.* ............       450,350
                                                           -----------
                       Electronic Production Equipment (0.5%)
 28,200                Applied Materials, Inc.* ........       376,752
                                                           -----------
                       Finance/Rental/Leasing (3.9%)
 50,325                Freddie Mac .....................     3,225,832
                                                           -----------
                       Financial Conglomerates (3.6%)
 32,100                American Express Co. ............     1,157,526
 53,391                Citigroup, Inc. .................     1,748,555
                                                           -----------
                                                             2,906,081
                                                           -----------
                       Financial Publishing/Services (0.4%)
 12,025                SunGard Data Systems Inc.*.......       296,416
                                                           -----------
                       Food: Major Diversified (1.5%)
  8,450                Kraft Foods Inc. (Class A) ......       336,056
 23,020                PepsiCo, Inc. ...................       910,441
                                                           -----------
                                                             1,246,497
                                                           -----------
                       Home Improvement Chains (2.3%)
 46,550                Home Depot, Inc. (The) ..........     1,532,891
  8,750                Lowe's Companies, Inc. ..........       362,075
                                                           -----------
                                                             1,894,966
                                                           -----------
                       Hospital/Nursing Management (1.1%)
 20,125                HCA Inc. ........................       936,820
                                                           -----------
                       Hotels/Resorts/Cruiselines (0.6%)
 19,300                Starwood Hotels & Resorts
                       Worldwide, Inc. .................       497,554
                                                           -----------

                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED

      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
                       Household/Personal Care (3.0%)
   6,500               Alberto-Culver Co. (Class B) ......   $   320,190
   9,350               Colgate-Palmolive Co. .............       510,044
  18,675               Procter & Gamble Co. (The) ........     1,655,539
                                                             -----------
                                                               2,485,773
                                                             -----------
                       Industrial Conglomerates (5.3%)
 143,950               General Electric Co. ..............     4,340,092
                                                             -----------
                       Information Technology Services (1.4%)
  14,900               International Business
                       Machines Corp. ....................     1,123,162
                                                             -----------
                       Integrated Oil (1.7%)
  39,600               Exxon Mobil Corp. .................     1,403,821
                                                             -----------
                       Investment Banks/Brokers (0.8%)
   5,400               Goldman Sachs Group, Inc.
                       (The) .............................       417,420
  24,450               Schwab (Charles) Corp. (The).......       224,451
                                                             -----------
                                                                 641,871
                                                             -----------
                       Life/Health Insurance (0.3%)
   8,500               AFLAC, Inc. .......................       260,185
                                                             -----------
                       Major Banks (1.0%)
  22,650               Bank of New York Co., Inc.
                       (The) .............................       796,148
                                                             -----------
                       Major Telecommunications (0.9%)
  24,758               Verizon Communications Inc.........       767,499
                                                             -----------
                       Managed Health Care (0.8%)
   6,950               UnitedHealth Group Inc. ...........       614,033
                                                             -----------
                       Media Conglomerates (1.4%)
  28,770               Viacom, Inc. (Class B)* ...........     1,170,939
                                                             -----------
                       Medical Distributors (0.9%)
   5,625               AmerisourceBergen Corp. ...........       407,869
   4,800               Cardinal Health, Inc. .............       311,232
                                                             -----------
                                                                 719,101
                                                             -----------
                       Medical Specialties (1.4%)
  27,350               Medtronic, Inc. ...................     1,126,273
                                                             -----------
                       Motor Vehicles (0.5%)
   8,750               Harley-Davidson, Inc. .............       430,763
                                                             -----------


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
                       Multi-Line Insurance (1.8%)
 23,675                American International Group,
                       Inc. ..............................   $ 1,486,790
                                                             -----------
                       Oil & Gas Production (0.8%)
 15,150                Anadarko Petroleum Corp. ..........       676,296
                                                             -----------
                       Oilfield Services/Equipment (1.8%)
 32,125                Baker Hughes Inc. .................       883,438
  8,750                BJ Services Co.* ..................       266,963
  9,700                Smith International, Inc.* ........       314,765
                                                             -----------
                                                               1,465,166
                                                             -----------
                       Other Consumer Services (0.5%)
  8,975                Weight Watchers International,
                       Inc.* .............................       425,864
                                                             -----------
                       Packaged Software (7.7%)
  9,150                Intuit Inc.* ......................       408,365
102,050                Microsoft Corp.* ..................     5,008,614
 67,975                Oracle Corp.* .....................       651,880
 12,634                VERITAS Software Corp.* ...........       204,544
                                                             -----------
                                                               6,273,403
                                                             -----------
                       Pharmaceuticals: Major (14.7%)
 32,700                Abbott Laboratories ...............     1,308,981
 37,775                Johnson & Johnson .................     2,051,560
 19,400                Lilly (Eli) & Co. .................     1,126,170
 23,850                Merck & Co., Inc. .................     1,204,902
121,475                Pfizer, Inc. ......................     4,018,393
 21,475                Pharmacia Corp. ...................       938,458
 31,975                Wyeth .............................     1,368,530
                                                             -----------
                                                              12,016,994
                                                             -----------
                       Pharmaceuticals: Other (0.2%)
  2,750                Forest Laboratories, Inc.* ........       200,750
                                                             -----------
                       Publishing: Newspapers (0.5%)
  5,900                Gannett Co., Inc. .................       448,164
                                                             -----------
                       Recreational Products (0.5%)
  6,450                International Game
                       Technology* .......................       417,186
                                                             -----------
                       Regional Banks (0.9%)
 10,675                Fifth Third Bancorp ...............       715,439
                                                             -----------

                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED

 NUMBER OF
  SHARES                                                VALUE
----------                                         --------------
             Restaurants (0.7%)
  7,300      Wendy's International, Inc. .......   $   260,683
 10,300      Yum! Brands, Inc.* ................       312,399
                                                   -----------
                                                       573,082
                                                   -----------
             Savings Banks (0.4%)
  9,525      Charter One Financial, Inc. .......       320,993
                                                   -----------
             Semiconductors (3.9%)
100,975      Intel Corp. .......................     1,683,253
  9,500      Intersil Corp. (Class A)* .........       160,740
  9,400      Linear Technology Corp. ...........       246,468
 15,250      Maxim Integrated Products,
             Inc.* .............................       482,053
 33,125      Texas Instruments, Inc. ...........       652,563
                                                   -----------
                                                     3,225,077
                                                   -----------
             Services to the Health Industry (0.5%)
  7,750      Laboratory Corp. of America
             Holdings* .........................       243,738
  2,375      Quest Diagnostics Inc.* ...........       133,119
                                                   -----------
                                                       376,857
                                                   -----------
             Specialty Stores (0.3%)
 10,350      Tiffany & Co. .....................       256,680
                                                   -----------
             Telecommunication Equipment (0.9%)
 51,150      Motorola, Inc. ....................       613,800
  5,600      QUALCOMM Inc.* ....................       155,176
                                                   -----------
                                                       768,976
                                                   -----------
             Tobacco (2.3%)
 11,725      Loews Corp. - Carolina
             Group .............................       303,678
 31,825      Philip Morris Companies, Inc.......     1,591,250
                                                   -----------
                                                     1,894,928
                                                   -----------
             TOTAL COMMON STOCKS
             (Cost $81,356,718).................    78,553,922
                                                   -----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                       VALUE
-----------                                 --------------
              SHORT-TERM INVESTMENT (6.2%)
              REPURCHASE AGREEMENT
$   5,114     Joint repurchase agreement
               account 1.875% due
               09/03/02 (dated
               08/30/02; proceeds
               $5,115,065) (a)
               (Cost $5,114,000).........     $ 5,114,000
                                              -----------

TOTAL INVESTMENTS
(Cost $86,470,718) (b).........    102.1%        83,667,922
LIABILITIES IN EXCESS OF OTHER
ASSETS ........................     (2.1)        (1,736,918)
                                  ------        -----------
NET ASSETS ....................    100.0%       $81,931,004
                                   =====        ===========

-----------------------
*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes is $100,116,132. The aggregate gross unrealized appreciation is $4,265,290 and the aggregate gross unrealized depreciation is $20,713,500, resulting in net unrealized depreciation of $16,448,210.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002

ASSETS:
Investments in securities, at value
   (cost $86,470,718)................................ $ 83,667,922
Cash ................................................       12,306
Receivable for:
     Investments sold ...............................      951,726
     Dividends ......................................       51,097
     Shares of beneficial interest sold .............       16,622
Prepaid expenses and other assets ...................       28,638
                                                      -------------
   TOTAL ASSETS .....................................   84,728,311
                                                      -------------
LIABILITIES:
Payable for:
     Investments purchased ..........................    2,527,838
     Shares of beneficial interest redeemed .........       83,120
     Distribution fee ...............................       63,304
     Investment management fee ......................       59,749
Accrued expenses and other payables .................       63,296
                                                      -------------
   TOTAL LIABILITIES ................................    2,797,307
                                                      -------------
   NET ASSETS ....................................... $ 81,931,004
                                                      =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................... $167,759,335
Net unrealized depreciation .........................   (2,802,796)
Accumulated net realized loss .......................  (83,025,535)
                                                      -------------
   NET ASSETS ....................................... $ 81,931,004
                                                      =============
CLASS A SHARES:
Net Assets .......................................... $  7,015,882
Shares Outstanding (unlimited authorized,
  $.01 par value)....................................    1,334,225
   NET ASSET VALUE PER SHARE ........................ $       5.26
                                                      =============
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset
     value) ......................................... $       5.55
                                                      =============
CLASS B SHARES:
Net Assets .......................................... $ 62,174,702
Shares Outstanding (unlimited authorized,
  $.01 par value)....................................   12,039,073
   NET ASSET VALUE PER SHARE ........................ $       5.16
                                                      =============
CLASS C SHARES:
Net Assets .......................................... $  9,624,251
Shares Outstanding (unlimited authorized,
  $.01 par value)....................................    1,865,095
   NET ASSET VALUE PER SHARE ........................ $       5.16
                                                      =============
CLASS D SHARES:
Net Assets .......................................... $  3,116,169
Shares Outstanding (unlimited authorized,
  $.01 par value)....................................      589,457
   NET ASSET VALUE PER SHARE ........................ $       5.29
                                                      =============

STATEMENT OF OPERATIONS
For the year ended August 31, 2002

NET INVESTMENT LOSS:
INCOME
Dividends ..................................... $    921,184
Interest ......................................       62,107
                                                ------------
   TOTAL INCOME ...............................      983,291
                                                ------------
EXPENSES
Investment management fee .....................      951,603
Distribution fee (Class A shares) .............       21,885
Distribution fee (Class B shares) .............      868,999
Distribution fee (Class C shares) .............      136,011
Transfer agent fees and expenses ..............      140,780
Professional fees .............................       47,574
Shareholder reports and notices ...............       39,857
Registration fees .............................       36,015
Custodian fees ................................       20,261
Trustees' fees and expenses ...................       11,290
Other .........................................        8,825
                                                ------------
   TOTAL EXPENSES .............................    2,283,100
                                                ------------
   NET INVESTMENT LOSS ........................   (1,299,809)
                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .............................  (34,998,313)
Net change in unrealized depreciation .........   11,573,741
                                                ------------
   NET LOSS ...................................  (23,424,572)
                                                ------------
NET DECREASE .................................. $(24,724,381)
                                                ============


                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR     FOR THE YEAR
                                                                                       ENDED             ENDED
                                                                                  AUGUST 31, 2002   AUGUST 31, 2001
                                                                                 ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ............................................................   $  (1,299,809)   $  (1,952,462)
Net realized loss ..............................................................     (34,998,313)     (42,877,887)
Net change in unrealized appreciation/depreciation .............................      11,573,741      (28,350,200)
                                                                                   -------------    -------------
  NET DECREASE .................................................................     (24,724,381)     (73,180,549)

Net increase (decrease) from transactions in shares of beneficial interest .....     (19,880,665)      17,076,292
                                                                                   -------------    -------------
  NET DECREASE .................................................................     (44,605,046)     (56,104,257)

NET ASSETS:
Beginning of period ............................................................     126,536,050      182,640,307
                                                                                   -------------    -------------
END OF PERIOD ..................................................................   $  81,931,004    $ 126,536,050
                                                                                   =============    =============


                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Tax-Managed Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital on an after-tax basis. The Fund seeks to achieve its objective by investing primarily in common stocks of companies having stock market values or capitalizations of at least $1 billion. The Fund was organized as a Massachusetts business trust on December 27, 1999 and commenced operations on April 26, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS O AUGUST 31, 2002 CONTINUED

in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,285,234 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $424,004 and $2,262, respectively and received $16,727 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002 aggregated $120,917,591, and $145,634,088, respectively.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS O AUGUST 31, 2002 CONTINUED

For the year ended August 31, 2002, the Fund incurred brokerage commissions of $9,864 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,200.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                     FOR THE YEAR
                                                  ENDED                            ENDED
                                             AUGUST 31, 2002                  AUGUST 31, 2001
                                    --------------------------------- -------------------------------
                                         SHARES           AMOUNT            SHARES          AMOUNT
                                    --------------- -----------------  --------------- ---------------
CLASS A SHARES
Sold ..............................       168,089     $   1,066,051          571,319    $   4,795,778
Redeemed ..........................      (337,699)       (2,175,941)        (854,258)      (7,213,037)
                                         --------     -------------         --------    -------------
Net decrease - Class A ............      (169,610)       (1,109,890)        (282,939)      (2,417,259)
                                         --------     -------------         --------    -------------
CLASS B SHARES
Sold ..............................     1,740,641        11,217,507        5,747,782       48,334,584
Redeemed ..........................    (4,649,866)      (28,638,577)      (3,879,762)     (30,181,292)
                                       ----------     -------------       ----------    -------------
Net increase (decrease) - Class B .    (2,909,225)      (17,421,070)       1,868,020       18,153,292
                                       ----------     -------------       ----------    -------------
CLASS C SHARES
Sold ..............................       254,887         1,686,226          603,295        5,199,940
Redeemed ..........................      (775,797)       (4,825,525)        (817,412)      (6,396,774)
                                       ----------     -------------       ----------    -------------
Net decrease - Class C ............      (520,910)       (3,139,299)        (214,117)      (1,196,834)
                                       ----------     -------------       ----------    -------------
CLASS D SHARES
Sold ..............................       407,295         2,576,910          480,548        4,157,922
Redeemed ..........................      (121,757)         (787,316)        (206,605)      (1,620,829)
                                       ----------     -------------       ----------    -------------
Net increase - Class D ............       285,538         1,789,594          273,943        2,537,093
                                       ----------     -------------       ----------    -------------
Net increase (decrease) in Fund ...    (3,314,207)    $ (19,880,665)       1,644,907    $  17,076,292
                                       ==========     =============        =========    =============

6. FEDERAL INCOME TAX STATUS

At August 31, 2002, the Fund had a net capital loss carryover of approximately $46,835,000 of which $10,034,000 will be available through August 31, 2009 and $36,801,000 will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS O AUGUST 31, 2002 CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $28,635,000 during fiscal 2002.

As of August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $1,299,809.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                     FOR THE PERIOD
                                                              FOR THE YEAR        FOR THE YEAR       APRIL 26, 2000*
                                                                 ENDED               ENDED               THROUGH
                                                            AUGUST 31, 2002     AUGUST 31, 2001      AUGUST 31, 2000
                                                           -----------------   -----------------   ------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $  6.67             $ 10.46                 $ 10.00
                                                             -------             -------                 -------
Income (loss) from investment operations:
 Net investment loss[+/+]...............................      (0.03)              (0.04)                  (0.02)
 Net realized and unrealized gain (loss) ...............      (1.38)              (3.75)                   0.48
                                                             -------             -------                 -------
Total income (loss) from investment operations .........      (1.41)              (3.79)                   0.46
                                                             -------             -------                 -------
Net asset value, end of period .........................     $  5.26             $  6.67                 $ 10.46
                                                             =======             =======                 =======
TOTAL RETURN+ .........................................      (21.14)%            (36.23)%                   4.60 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ...............................................       1.37 %              1.35 %                   1.46 %(2)
Net investment loss ....................................      (0.49)%             (0.55)%                  (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $7,016             $10,036                  $18,695
Portfolio turnover rate ................................        112 %                78 %                     17 %(1)

------------

*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                      FOR THE PERIOD
                                                              FOR THE YEAR        FOR THE YEAR        APRIL 26, 2000*
                                                                 ENDED               ENDED                THROUGH
                                                            AUGUST 31, 2002     AUGUST 31, 2001       AUGUST 31, 2000
                                                           -----------------   -----------------   --------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $  6.60             $ 10.44                   $  10.00
                                                             -------             -------                   --------
Income (loss) from investment operations:
 Net investment loss[+/+]...............................       (0.08)              (0.11)                     (0.04)
 Net realized and unrealized gain (loss) ...............       (1.36)              (3.73)                      0.48
                                                             -------             -------                   --------
Total income (loss) from investment operations .........       (1.44)              (3.84)                      0.44
                                                             -------             -------                   --------
Net asset value, end of period .........................     $  5.16             $  6.60                   $  10.44
                                                             =======             =======                   ========
TOTAL RETURN+ ..........................................     (21.67)%             (36.78)%                     4.40 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ...............................................       2.12 %               2.15 %                     2.21 %(2)
Net investment loss ....................................      (1.24)%              (1.35)%                    (1.21)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $62,175              $98,710                   $136,498
Portfolio turnover rate ................................        112 %                 78 %                       17 %(1)

------------

*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                     FOR THE PERIOD
                                                              FOR THE YEAR        FOR THE YEAR       APRIL 26, 2000*
                                                                 ENDED               ENDED               THROUGH
                                                            AUGUST 31, 2002     AUGUST 31, 2001      AUGUST 31, 2000
                                                           -----------------   -----------------   ------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $  6.60             $ 10.44                 $ 10.00
                                                             -------             -------                 -------
Income (loss) from investment operations:
 Net investment loss[+/+]...............................      (0.08)              (0.11)                  (0.04)
 Net realized and unrealized gain (loss) ...............      (1.36)              (3.73)                   0.48
                                                             -------             -------                 -------
Total income (loss) from investment operations .........      (1.44)              (3.84)                   0.44
                                                             -------             -------                 -------
Net asset value, end of period .........................     $  5.16             $  6.60                 $ 10.44
                                                             =======             =======                 =======
TOTAL RETURN+ ..........................................     (21.82)%            (36.78)%                   4.40 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ...............................................       2.12 %              2.15 %                   2.21 %(2)
Net investment loss ....................................      (1.24)%             (1.35)%                  (1.21)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $ 9,624             $15,756                  $27,133
Portfolio turnover rate ................................        112 %                78 %                     17 %(1)

------------

*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                     FOR THE PERIOD
                                                              FOR THE YEAR        FOR THE YEAR       APRIL 26, 2000*
                                                                 ENDED               ENDED               THROUGH
                                                            AUGUST 31, 2002     AUGUST 31, 2001      AUGUST 31, 2000
                                                           -----------------   -----------------   ------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $ 6.69              $10.47                 $10.00
                                                             -------             -------                -------
Income (loss) from investment operations:
 Net investment loss[+/+]...............................      (0.01)              (0.03)                 (0.01)
 Net realized and unrealized gain (loss) ...............      (1.39)              (3.75)                  0.48
                                                             -------             -------                -------
Total income (loss) from investment operations .........      (1.40)              (3.78)                  0.47
                                                             -------             -------                -------
Net asset value, end of period .........................     $  5.29             $  6.69                $10.47
                                                             =======             =======                =======
TOTAL RETURN+ ..........................................     (20.93)%            (36.10)%                 4.70 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ...............................................       1.12 %              1.15 %                 1.21 %(2)
Net investment loss ....................................      (0.24)%             (0.35)%                (0.21)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $ 3,116             $ 2,034                 $  314
Portfolio turnover rate ................................        112 %                78 %                   17 %(1)

------------

*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY TAX-MANAGED GROWTH FUND:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Managed Growth Fund (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Managed Growth Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 10, 2002

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                         TERM OF
                                                       OFFICE AND
                                         POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:

                                                          TERM OF
                                                        OFFICE AND
                                     POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH            TIME
      INTERESTED TRUSTEE              REGISTRANT          SERVED*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman and Director   Since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Since
1585 Broadway                                          April 1994
New York, NY

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.

   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------

* Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:

                                                       TERM OF
                                                      OFFICE AND
                                  POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT          SERVED*
----------------------------- ------------------- -----------------
Mitchell M. Merin (49)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September 2002

Barry Fink (47)               Vice President,     Since
1221 Avenue of the Americas   Secretary and       February 1997
New York, NY                  General Counsel

Thomas F. Caloia (56)         Treasurer           Since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since
1221 Avenue of the Americas                       October 1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since
1221 Avenue of the Americas                       July 1995
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September 2002
Harborside Financial Center   Financial Officer
Plaza Two,
Jersey City, NJ

   NAME, AGE AND ADDRESS OF
      EXECUTIVE OFFICER                                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ---------------------------------------------------------------------------------------------------
Mitchell M. Merin (49)        President and Chief Operating Officer of Morgan Stanley Investment Management (since
1221 Avenue of the Americas   December 1998); President, Director (since April 1997) and Chief Executive Officer (since
New York, NY                  June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive
                              Officer and Director of the Distributor (since June 1998); Chairman (since June 1998) and Director
                              (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries;
                              President (since May 1999) and Chief Executive Officer (since September 2002) of the Morgan
                              Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen investment companies
                              (since December 1999); previously Chief Strategic Officer of the Investment Manager and Morgan
                              Stanley Services and Executive Vice President of the Distributor (April 1997-June 1998), Vice
                              President of the Morgan Stanley Funds (May 1997-April 1999), and Executive Vice President of
                              Morgan Stanley.

Barry Fink (47)               General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan
1221 Avenue of the Americas   Stanley Investment Management; Managing Director (since December 2000), and Secretary and
New York, NY                  General Counsel (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President, Secretary
                              and General Counsel of the Morgan Stanley Funds and TCW/DW Term Trusts (since February 1997);
                              Vice President and Secretary of the Distributor; previously, Senior Vice President, Assistant
                              Secretary and Assistant General Counsel of the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         First Vice President and Assistant Treasurer of the Investment Manager, the Distributor and Morgan
c/o Morgan Stanley Trust      Stanley Services; Treasurer of the Morgan Stanley Funds.
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Managing Director, Chief Administrative Officer and Director (since February 1999) of the
1221 Avenue of the Americas   Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of the
New York, NY                  Transfer Agent; previously Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)      Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley
1221 Avenue of the Americas   Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent;
New York, NY                  Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President and Chief Financial Officer of the Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust      Trusts (since September 2002); Executive Director of the Investment Manager and Morgan Stanley
Harborside Financial Center   Services (since December 2001). Formerly, Vice President of the Investment Manager and Morgan
Plaza Two,                    Stanley Services (August 2000-November 2001), Senior Manager at PricewaterhouseCoopers LLP
Jersey City, NJ               (January 1998-August 2000) and Associate-Fund Administration at BlackRock Financial
                              Management (July 1996-December 1997).

------------

* Each Officer serves an indefinite term, until his or her successor is elected.

[MORGAN STANLEY LOGO]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors, Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investments Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]

MORGAN STANLEY
TAX-MANAGED
GROWTH FUND

Annual Report
August 31, 2002

36176RPT-8444J02-ANP-10/02